Investment Securities (Schedule Of Individual Securities Have Been In Continuous Unrealized Loss Position) (Detail) (Equity Securities, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months		¥ 825
Gross unrealized losses, Less than 12 months		178
Fair value, 12 months or longer	5	179
Gross unrealized losses, 12 months or longer	¥ 1	¥ 13